Securities - Amortized Cost, Gains and Losses, and Fair Value Available-for-sale (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Debt Securities:
Amortized Cost	$ 282,108	$ 241,145
Gross Unrealized Gains	3,001	1,357
Gross Unrealized Losses	(835)	(6,551)
Debt securities carried at fair value	284,274	235,951
Available-for-sale Equity Securities:
Accumulated other comprehensive income (loss)	(4,320)	(8,457)	(2,797)	(5,437)
Other Debt Securities, Carried at Fair Value:
Amortized Cost	36,524	34,145
Gross Unrealized Gains	261	34
Gross Unrealized Losses	(364)	(1,335)
Fair Value	36,421	32,844
Debt securities carried at fair value:
Amortized Cost	318,632	275,290
Gross Unrealized Gains	3,262	1,391
Gross Unrealized Losses	(1,199)	(7,886)
Debt securities carried at fair value	320,695	268,795
Held-to-maturity Securities:
Amortized Cost	59,766	55,150
Gross Unrealized Gains	486	20
Gross Unrealized Losses	(611)	(2,740)
Held-to-maturity, fair value	59,641	52,430
Debt securities:
Amortized Cost	378,398	330,440
Gross Unrealized Gains	3,748	1,411
Gross Unrealized Losses	(1,810)	(10,626)
Fair Value	380,336	321,225
Other assets
Available-for-sale Equity Securities:
Amortized Cost	336	230
Gross Unrealized Gains	27	0
Gross Unrealized Losses	0	(7)
Fair Value	363	223
Nonperforming Financial Instruments
Available-for-sale Debt Securities:
Debt securities carried at fair value	161	103
U.S. Treasury and agency securities
Available-for-sale Debt Securities:
Amortized Cost	69,267	8,910
Gross Unrealized Gains	360	106
Gross Unrealized Losses	(32)	(62)
Debt securities carried at fair value	69,595	8,954
Other Debt Securities, Carried at Fair Value:
Fair Value	1,541	4,062
Debt securities carried at fair value:
Debt securities carried at fair value	71,136
Agency
Available-for-sale Debt Securities:
Amortized Cost	163,592	170,112
Gross Unrealized Gains	2,040	777
Gross Unrealized Losses	(593)	(5,954)
Debt securities carried at fair value	165,039	164,935
Other Debt Securities, Carried at Fair Value:
Fair Value	15,704	16,500
Debt securities carried at fair value:
Debt securities carried at fair value	180,743
Agency-collateralized mortgage obligations
Available-for-sale Debt Securities:
Amortized Cost	14,175	22,731
Gross Unrealized Gains	152	76
Gross Unrealized Losses	(79)	(315)
Debt securities carried at fair value	14,248	22,492
Other Debt Securities, Carried at Fair Value:
Fair Value	0	218
Debt securities carried at fair value:
Debt securities carried at fair value	14,248
Non-agency residential
Available-for-sale Debt Securities:
Amortized Cost	4,244	6,124
Gross Unrealized Gains	287	238
Gross Unrealized Losses	(77)	(123)
Debt securities carried at fair value	4,454	6,239
Other Debt Securities, Carried at Fair Value:
Fair Value	3,745	0
Debt securities carried at fair value:
Debt securities carried at fair value	8,199
Non-agency residential | Prime
Available-for-sale Equity Securities:
Available-for-sale securities, percent held by rating	76.00%	89.00%
Non-agency residential | Alt-A
Available-for-sale Equity Securities:
Available-for-sale securities, percent held by rating	14.00%	7.00%
Non-agency residential | Subprime
Available-for-sale Equity Securities:
Available-for-sale securities, percent held by rating	10.00%	4.00%
Commercial
Available-for-sale Debt Securities:
Amortized Cost	3,931	2,429
Gross Unrealized Gains	69	63
Gross Unrealized Losses		(12)
Debt securities carried at fair value	4,000	2,480
Other Debt Securities, Carried at Fair Value:
Fair Value	0	749
Debt securities carried at fair value:
Debt securities carried at fair value	4,000
Non-U.S. securities
Available-for-sale Debt Securities:
Amortized Cost	6,208	7,207
Gross Unrealized Gains	33	37
Gross Unrealized Losses	(11)	(24)
Debt securities carried at fair value	6,230	7,220
Other Debt Securities, Carried at Fair Value:
Fair Value	15,132	11,315
Debt securities carried at fair value:
Debt securities carried at fair value	21,362
Corporate/Agency bonds
Available-for-sale Debt Securities:
Amortized Cost	361	860
Gross Unrealized Gains	9	20
Gross Unrealized Losses	(2)	(7)
Debt securities carried at fair value	368	873
Debt securities carried at fair value:
Debt securities carried at fair value	368
Other taxable securities, substantially all asset-backed securities
Available-for-sale Debt Securities:
Amortized Cost	10,774	16,805
Gross Unrealized Gains	39	30
Gross Unrealized Losses	(22)	(5)
Debt securities carried at fair value	10,791	16,830
Other Debt Securities, Carried at Fair Value:
Fair Value	299	0
Debt securities carried at fair value:
Debt securities carried at fair value	11,090
Total taxable securities
Available-for-sale Debt Securities:
Amortized Cost	272,552	235,178
Gross Unrealized Gains	2,989	1,347
Gross Unrealized Losses	(816)	(6,502)
Debt securities carried at fair value	274,725	230,023
Debt securities carried at fair value:
Debt securities carried at fair value	311,146
Tax-exempt securities
Available-for-sale Debt Securities:
Amortized Cost	9,556	5,967
Gross Unrealized Gains	12	10
Gross Unrealized Losses	(19)	(49)
Debt securities carried at fair value	9,549	5,928
Debt securities carried at fair value:
Debt securities carried at fair value	9,549
Debt securities
Available-for-sale Equity Securities:
Accumulated other comprehensive income tax benefit	823
Debt securities carried at fair value:
Debt securities carried at fair value	320,695
Debt securities | Available-for-sale debt securities
Available-for-sale Equity Securities:
Accumulated other comprehensive income (loss)	$ 1,343	$ (3,257)	$ 4,443	$ 3,100